Securities Available for Sale - Additional Information (Detail) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Available For Sale Securities [Abstract]
Proceeds from sales of debt securities available for sale	$ 170,900,000	$ 442,800,000	$ 51,300,000
Available for sale securities, Gross realized gains	3,600,000	10,600,000	53,000
Available for sale Securities, Gross realized losses	2,100,000	135,000	0
Securities available for sale pledged as collateral for borrowings Federal Home Loan Bank	76,100,000	99,400,000
Available for sale securities pledged to secure public funds on deposit	$ 1,800,000	$ 4,400,000
Available for sale securities, Debt maturities, Basis of allocation	At June 30, 2014, the Company’s available for sale mortgage-backed securities were secured by residential mortgage loans with original contractual maturities of ten to thirty years. At June 30, 2013, such securities had similar contractual maturities but were secured by both residential and commercial mortgage loans. The effective lives of mortgage-backed securities are generally shorter than their contractual maturities due to principal amortization and prepayment of the mortgage loans comprised within those securities.